Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2022 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Aerospace/Defense: 1.3%
3,100	L3Harris Technologies, Inc.	$644,273

Bank (Money Center): 4.3%
19,950	JPMorgan Chase & Co.	2,084,775

Bank (Processing): 3.0%
38,000	The Bank Of New York Mellon Corp.	1,463,760

Bank (Regional): 3.4%
37,500	Truist Financial Corp.	1,632,750

Bank (Super Regional): 6.6%
41,000	US Bancorp	1,653,120
38,600	Wells Fargo & Co.	1,552,492
		3,205,612
Biotechnology: 0.8%
6,000	Gilead Sciences, Inc.	370,140

Business Support Services: 4.1%
23,000	PayPal Holdings, Inc. *	1,979,610

Cable TV: 3.0%
49,500	Comcast Corp. - Class A	1,451,835

Chemicals: 0.8%
1,650	Air Products and Chemicals, Inc.	384,004

Computer and Peripherals: 4.6%
16,300	Apple, Inc.	2,252,660

Computer Software and Services: 6.6%
13,900	Microsoft Corp.	3,237,310

Consumer Discretionary (Multi-Media): 2.9%
73,550	Paramount Global - Class B	1,400,392

Data Processing: 3.6%
18,675	Fiserv, Inc. *	1,747,420

Drug: 3.3%
11,900	AbbVie, Inc.	1,597,099

Drug Store: 3.9%
20,000	CVS Health Corp.	1,907,400

Electrical Component: 3.7%
16,500	TE Connectivity Ltd.	1,820,940

Hotels, Restaurants & Leisure: 3.2%
945	Booking Holdings, Inc. *	1,552,833

Internet: 8.7%
28,800	Alphabet, Inc. - Class C *	2,769,120
10,775	Meta Platforms, Inc. - Class A *	1,461,952
		4,231,072
Internet (Retail): 2.3%
30,878	eBay, Inc.	1,136,619

Medical Supplies: 6.9%
7,300	Becton Dickinson and Co.	1,626,659
16,600	Zimmer Biomet Holdings, Inc.	1,735,530
		3,362,189
Oilfield Services/Equipment: 1.5%
20,000	Schlumberger Ltd.	718,000

Precision Instruments: 3.3%
3,200	Thermo Fisher Scientific, Inc.	1,623,008

Securities Brokerage: 8.5%
25,200	Morgan Stanley	1,991,052
7,350	The Goldman Sachs Group, Inc.	2,153,918
		4,144,970
Semiconductor: 3.3%
14,200	QUALCOMM, Inc.	1,604,316

Telecommunications (Equipment): 3.5%
42,500	Cisco Systems, Inc.	1,700,000

Transportation - Services: 2.8%
9,200	FedEx Corp.	1,365,924

TOTAL COMMON STOCKS (Cost $32,552,251)		$48,618,911

SHORT-TERM INVESTMENTS - 0.1%
28,985	First American Government Obligations Fund, Class X - 2.77%**	28,985

TOTAL SHORT-TERM INVESTMENTS (Cost $28,985)		$28,985

TOTAL INVESTMENTS (Cost $32,581,236): 100.0%		48,647,896
Liabilities in Excess of Other Assets: 0.0%		(6,980)
TOTAL NET ASSETS: 100.0%		$48,640,916

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$48,618,911	$-	$-	$48,618,911
Total Equity	$48,618,911	$-	$-	$48,618,911
Short-Term Investments	$28,985	$-	$-	$28,985
Total Investments in Securities	$48,647,896	$-	$-	$48,647,896

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.